Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
May 31, 2026

Dates Covered
Collections Period	05/01/26 - 05/31/26
Interest Accrual Period	05/15/26 - 06/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/26	446,062,642.09	22,058
Yield Supplement Overcollateralization Amount 04/30/26	23,273,359.77	0
Receivables Balance 04/30/26	469,336,001.86	22,058
Principal Payments	20,759,208.22	505
Defaulted Receivables	651,923.91	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/26	21,748,305.80	0
Pool Balance at 05/31/26	426,176,563.93	21,529

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.55%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	9,084,419.98	321
Past Due 61-90 days	2,669,220.13	97
Past Due 91-120 days	517,027.13	21
Past Due 121+ days	0.00	0
Total	12,270,667.24	439

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.74%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.71%
Delinquency Trigger Occurred	NO

Recoveries	448,906.47
Aggregate Net Losses/(Gains) - May 2026	203,017.44
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.52%
Prior Net Losses/(Gains) Ratio	0.68%
Second Prior Net Losses/(Gains) Ratio	0.19%
Third Prior Net Losses/(Gains) Ratio	0.66%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.76%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.49%
Weighted Average Contract Rate, Yield Adjusted	10.69%
Weighted Average Remaining Term	41.35

Flow of Funds	$ Amount
Collections	24,018,559.81
Investment Earnings on Cash Accounts	14,581.93
Servicing Fee	(391,113.33)
Transfer to Collection Account	-
Available Funds	23,642,028.41

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,685,167.06
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	13,724,284.40
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,820,570.69

Total Distributions of Available Funds	23,642,028.41

Servicing Fee	391,113.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 05/15/26	439,900,848.33
Principal Paid	19,886,078.16
Note Balance @ 06/15/26	420,014,770.17

Class A-1
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2a
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2b
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-3
Note Balance @ 05/15/26	294,600,848.33
Principal Paid	19,886,078.16
Note Balance @ 06/15/26	274,714,770.17
Note Factor @ 06/15/26	64.1107982%

Class A-4
Note Balance @ 05/15/26	89,800,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	89,800,000.00
Note Factor @ 06/15/26	100.0000000%

Class B
Note Balance @ 05/15/26	37,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	37,000,000.00
Note Factor @ 06/15/26	100.0000000%

Class C
Note Balance @ 05/15/26	18,500,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	18,500,000.00
Note Factor @ 06/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,935,379.56
Total Principal Paid	19,886,078.16
Total Paid	21,821,457.72

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.64285%
Coupon	4.07285%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.27000%
Interest Paid	1,293,788.73
Principal Paid	19,886,078.16
Total Paid to A-3 Holders	21,179,866.89

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.5705425
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.1373677
Total Distribution Amount	17.7079102

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.0193436
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.4085838
Total A-3 Distribution Amount	49.4279274

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	690.15
Noteholders' Principal Distributable Amount	309.85

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/26	3,080,896.88
Investment Earnings	9,350.30
Investment Earnings Paid	(9,350.30)
Deposit/(Withdrawal)	-
Balance as of 06/15/26	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88